PROPERTY, PLANT AND MINE DEVELOPMENT	3 Months Ended
Mar. 31, 2013
PROPERTY, PLANT AND MINE DEVELOPMENT
PROPERTY, PLANT AND MINE DEVELOPMENT

5.     PROPERTY, PLANT AND MINE DEVELOPMENT

	As at March 31, 2013			As at December 31, 2012
	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Mining properties	$1,356,797	$106,852	$1,249,945	$1,356,227	$86,839	$1,269,388
Plant and equipment	2,552,940	663,985	1,888,955	2,538,328	617,826	1,920,502
Mine development costs	956,226	233,988	722,238	918,482	237,967	680,515
Construction in Progress:
Meliadine project	146,436	—	146,436	133,840	—	133,840
La India project	75,691	—	75,691	32,553	—	32,553
Goldex mine M and E zones	45,872	—	45,872	30,658	—	30,658

	$5,133,962	$1,004,825	$4,129,137	$5,010,088	$942,632	$4,067,456